UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 — June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Airgain, Inc.

Exchange and Symbol:	NASDAQ:AIRG
CUSIP:	00938A104
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 27, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class III Director
Thomas A. Munro	Management	No Vote

2. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	No Vote

Adesto Technologies Corporation

Exchange and Symbol:	NASDAQ:IOTS
CUSIP:	00687D101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 4, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class I Director
Keith Crandell	Management	For	For

2. Ratification of the appointment of BPM LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For

Dawson Geophysical Company

Exchange and Symbol:	NASDAQ:DWSN
CUSIP:	239360100
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	April 30, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors	Management	For	For
William J. Barrett	Management	For	For
Craig W. Cooper	Management	For	For
Gary M. Hoover, Ph.D.	Management	For	For
Stephen C. Jumper	Management	For	For
Michael L. Klofas	Management	For	For
Ted R. North	Management	For	For
Mark A. Vander Ploeg	Management	For	For
Wayne A. Whitener	Management	For	For

2. Ratification of the appointment of RSM US LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For

3. Approval of a non-binding advisory resolution on the compensation of the named executive officers as disclosed in the Proxy Statement of the Company for the 2019 Annual Meeting of Shareholders.	Management	For	For

D-Wave Systems, Inc.

Exchange and Symbol:	N/A
CUSIP:	N/A
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 28, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. To determine the number of Directors at nine (9)	Management	No Vote

2. To election of Directors
Vern J. Brownell	Management	No Vote
Geoff J. Catherwood	Management	No Vote
J. Haig Deb. Farris, LLD	Management	No Vote
Steve T. Jurvetson	Management	No Vote
François Lachance	Management	No Vote
V. Paul Lee	Management	No Vote
Donald J. Listwin	Management	No Vote
Anik Lanthier	Management	No Vote
Steven M. West	Management	No Vote

3. To appoint PricewaterhouseCoopers LLP as the auditor of D-Wave Systems for the ensuing year.	Management	No Vote

4. To authorize the directors of D-Wave Systems to fix the renumeration of PricewaterhouseCoopers LLP as the auditor of D-Wave Systems.	Management	No Vote

EMCORE Corporation

Exchange and Symbol:	NASDAQ:EMKR
CUSIP:	290846203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	March 22, 2019

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Director for a three-year term expiring at EMCORE's 2022 Annual Meeting of Shareholders
Rex. S. Jackson	Management	For	For
Jeffrey Rittichier	Management	For	For

2. To ratify the appointment of KMPG LLP as EMCORE's independent registered public accounting firm for the fiscal year ending September 30, 2019.	Management	For	For

3. To approve the EMCORE Corporation 2019 Equity Incentive Plan.	Management	For	For

4. To approve, on an advisory basis, the executive compensation of EMCORE's Named Executive Officers.	Management	For	For

Lantronix, Inc.

Exchange and Symbol:	NASDAQ: LTRX
CUSIP:	516548203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 13, 2018

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors
Jeffrey Benck	Management	For	For
Bernhard Bruscha	Management	For	For
Bruce C. Edwards	Management	For	For
Paul F. Folino	Management	For	For
Martin Hale, Jr.	Management	For	For
Hoshi Printer	Management	For	For

2. To ratify the appointment of Squar Milner LLP as Lantronix's independent registered public accountants for the fiscal year ending June 30, 2019.	Management	For	For

3. Advisory approval of the compensation of Lantronix's named executive officers.	Management	For	For

4. Approval of an amendment to the Lantronix, Inc. 2013 Employee Stock Purchase Plan, which increases the number of shares of common stock reserved for issuance under the plan by 500,000 shares.	Management	For	For

Mersana Therapeutics, Inc.

Exchange and Symbol:	NASDAQ: MRSN
CUSIP:	59045L106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 7, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class II Directors
Andrew A. F. Hack M.D., Ph.D.	Management	For	For
Kristin Hege, M.D.	Management	For	For

2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2019.	Management	For	For

Synacor, Inc.

Exchange and Symbol:	NASDAQ: SYNC
CUSIP:	871561106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 16, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1. Election of Class I Directors
Elisabeth B. Donohue	Management	For	For
Marwan Fawaz	Management	For	For
Michael J. Montgomery	Management	For	For

2.
To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2019.
	Management	For	For

3. To approve, on a non-binding, advisory basis, the compensation of our named executive officers.	Management	For	For

TheStreet, Inc.

Exchange and Symbol:	NASDAQ: TST
CUSIP:	88368Q103
Shareholder Meeting Type:	Special Meeting
Shareholder Meeting Date:	February 12, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1.
To approve the sale by TheStreet of all membership interest of The Deal, L.L.C. on the terms and subject to the conditions set forth in the Membership Interest Purchase Agreement, dated as of December 6, 2018, by and between TheStreet and Euromoney Institutional Investor PLC, for $87.3 million in cash, subject to adjustment as specified therein.
	Management	For	For

2.
To approve an amendment to TheStreet's restated certificate of incorporation to effect a reverse stock split of TheStreet's common stock, by a ratio of not less than 1-for-5 and not more than 1-for-20, and a proportionate reduction in the number of authorized share of common stock, such ratio and the implementation and timing of such reverse stock split to be determined in the discretion of the Board of Directors of TheStreet.
	Management	For	For

3.
To approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to certain of TheStreet's named executive officers as a result of the consummation of the transactions contemplated by the Membership Interest Purchase Agreement, including the agreements and understandings pursuant to which such compensation may be paid or become payable.
	Management	For	For

4. To approve an adjournment of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of the proposal to approve the Sale.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 14, 2019